Deposits, Prepayments and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deposits, Prepayments and Other Current Assets, Net [Abstract]
Deposits for office spaces leases		$ 89	$ 78
Advance to vendors		223
Deductible VAT tax		567	562
Other current assets	[1]	462	481
Deposits, prepayments and other current assets, cost		1,341	1,121
Less: bad debt provision
Deposits, prepayments and other current assets, net		$ 1,341	$ 1,121

[1]	Other current assets mainly consist of the advance payment to service providers and deposit to the power supplier in connection with the Company’s hosting service.